AAM Todd International Intrinsic Value ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 3.5%
Deutsche Telekom AG - ADR	10,983	$393,411
NetEase, Inc. - ADR	2,319	302,166
		695,577

Consumer Discretionary - 9.2%
Alibaba Group Holding, Ltd. - ADR	2,732	329,561
JD.com, Inc. - ADR	7,853	247,291
Naspers, Ltd. - ADR	4,872	300,651
PDD Holdings, Inc. - ADR (a)	1,874	212,627
Sony Group Corp. - ADR	10,038	244,124
Vipshop Holdings Ltd. - ADR	12,988	195,989
Yum China Holdings, Inc.	6,176	288,296
		1,818,539

Consumer Staples - 4.1%
British American Tobacco PLC - ADR	7,768	416,986
Koninklijke Ahold Delhaize NV - ADR	9,625	379,707
		796,693

Energy - 5.7%
Petroleo Brasileiro SA - Petrobras - ADR	23,169	295,173
Repsol SA - ADR	16,399	250,085
Shell PLC - ADR	4,810	347,330
TotalEnergies SE - ADR	3,942	234,746
		1,127,334

Financials - 29.5%(b)
AXA SA - ADR	8,161	397,359
Banco Santander SA - ADR	59,320	510,745
Barclays PLC - ADR	24,369	478,120
BNP Paribas SA - ADR	9,968	454,541
Chubb Ltd.	1,226	326,133
DBS Group Holdings Ltd. - ADR	2,754	406,105
HDFC Bank Ltd. - ADR	2,620	201,137
ING Groep NV - ADR	17,579	410,645
Itau Unibanco Holding SA - ADR	46,985	294,596
KB Financial Group, Inc. - ADR	4,082	323,090
Manulife Financial Corp.	9,623	297,928
Mitsubishi UFJ Financial Group, Inc. - ADR	32,384	450,138
NatWest Group PLC	29,762	416,073
ORIX Corp. - ADR	13,152	296,578
Standard Bank Group Ltd. - ADR	19,883	257,882
Sun Life Financial, Inc.	4,769	290,909
		5,811,979

Health Care - 8.1%
Fresenius Medical Care AG - ADR	10,774	273,013
Medtronic PLC	1,661	149,871
Novartis AG - ADR	3,269	371,816
Sanofi SA - ADR	5,100	232,764
Shionogi & Co. Ltd. - ADR	23,429	195,164
Smith & Nephew PLC - ADR	3,275	100,084
Teva Pharmaceutical Industries Ltd. - ADR (a)	17,999	278,084
		1,600,796

Industrials - 19.9%
AerCap Holdings NV	3,910	419,348
Ashtead Group PLC - ADR	571	154,925
BAE Systems PLC - ADR	3,371	322,318
Brambles Ltd. - ADR	8,081	247,117
Cie de Saint-Gobain SA - ADR	20,975	480,118
Hitachi Ltd. - ADR	9,050	273,047
ITOCHU Corp. - ADR	3,351	352,760
Komatsu Ltd. - ADR	10,617	344,362
Marubeni Corp. - ADR	1,717	355,259
Prysmian SpA - ADR	7,064	282,843
Techtronic Industries Co. Ltd. - ADR	3,486	208,533
Thales SA - ADR	1,683	90,358
Vinci SA - ADR	5,378	186,240
ZTO Express Cayman, Inc. - ADR	10,590	208,517
		3,925,745

Information Technology - 8.6%
Amdocs Ltd.	3,881	331,282
Capgemini SE - ADR	7,501	222,930
Fujitsu Ltd. - ADR	18,265	398,177
NXP Semiconductors NV	1,100	235,055
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,515	365,949
Tokyo Electron Ltd. - ADR	1,639	128,218
		1,681,611

Materials - 6.4%
BASF SE - ADR	15,599	191,400
CRH PLC	4,171	398,122
Heidelberg Materials AG - ADR	7,392	341,510
Rio Tinto PLC - ADR	4,048	241,949
Vale SA - ADR	9,772	93,127
		1,266,108

Real Estate - 1.3%
Daiwa House Industry Co. Ltd. - ADR	7,336	243,702

Utilities - 1.2%
Veolia Environnement SA - ADR	13,586	230,622
TOTAL COMMON STOCKS (Cost $14,354,252)		19,198,706

SHORT-TERM INVESTMENTS - 2.5%		Value
Money Market Funds - 2.5%	Shares
First American Government Obligations Fund - Class X, 4.23%(c)	498,452	498,452
TOTAL SHORT-TERM INVESTMENTS (Cost $498,452)		498,452

TOTAL INVESTMENTS - 100.0% (Cost $14,852,704)		19,697,158
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,388)
TOTAL NET ASSETS - 100.0%		$19,695,770
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

AAM Todd International Intrinsic Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$19,198,706	–	–	$19,198,706
Money Market Funds	498,452	–	–	498,452
Total Investments	$19,697,158	–	–	$19,697,158

Refer to the Schedule of Investments for further disaggregation of investment categories.